UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number (811-05037)

Professionally Managed Portfolios
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Robert M. Slotky
Professionally Managed Portfolios
2020 E. Financial Way, Ste. 100
Glendora, CA 91741
(Name and address of agent for service)

(626) 914-7383
Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: March 31, 2009

Item 1. Schedule of Investments.

Portfolio 21
SCHEDULE OF INVESTMENTS at March 31, 2009 (Unaudited)

Shares		Value
	COMMON STOCKS: 84.3%

	Automobiles & Components: 1.7%
60,000	Denso Corp.	$1,212,920
170,000	Johnson Controls, Inc.	2,040,000
		3,252,920
	Banks: 2.2%
285,000	HSBC Holdings PLC (United Kingdom)	1,586,753
30,000	Royal Bank of Canada (a)	875,159
370,000	UniCredito Italiano SpA (Italy)	608,971
96,000	Westpac Banking Corp. (Australia)	1,267,685
		4,338,568
	Capital Goods: 8.7%
150,000	ABB Ltd. (Switzerland)	2,092,014
60,000	Abengoa SA (Spain) (a)	797,404
5,500	Acciona SA (Spain)	565,746
68,000	Apogee Enterprises, Inc. (United States)	746,640
240,000	Atlas Copco AB - Class A (Sweden)	1,802,108
51,000	Eaton Corp. (United States)	1,879,860
250,000	Hyflux (Singapore)	271,369
45,000	Kurita Water Industries Ltd. (Japan)	875,759
150,000	Mitsubishi Electric Corp. (Japan)	681,686
18,000	Schneider Electric SA (France)	1,197,121
34,000	Siemens AG - Registered Shares (Germany)	1,941,051
87,000	Skanska AB - Class B (Sweden)	750,937
213,300	SKF AB - Class B (Sweden)	1,846,328
80,000	Tennant Co. (United States)	749,600
138,000	Volvo AB - Class B (Sweden)	731,997
		16,929,620
	Commercial Services & Supplies: 0.4%
30,000	Fuel-Tech, Inc. (United States) (a)	313,800
43,800	Herman Miller, Inc. (United States)	466,908
		780,708
	Consumer Durables & Apparel: 4.1%
102,000	Electrolux AB- Class B (Sweden)	798,316
30,000	Interface, Inc. - Class A (United States)	89,700
100,000	Koninklijke Philips Electronics NV - ADR (Netherlands)	1,487,000
58,000	Nike, Inc. (United States)	2,719,620
225,000	Sharp Corp. (Japan)	1,800,498
35,200	Shimano, Inc. (Japan)	1,071,649
		7,966,783

	Energy: 1.8%
100,000	Scottish & Southern Energy PLC	1,588,995
41,900	Vestas Wind Systems A/S (Denmark) (a)	1,840,674
		3,429,669
	Food & Staples Retailing: 3.3%
60,000	Carrefour SA (France)	2,340,604
200,000	Tesco PLC (United Kingdom)	955,547
114,000	United Natural Foods, Inc. (United States) (a)	2,162,580
57,000	Whole Foods Market, Inc. (United States)	957,600
		6,416,331
	Food, Beverage & Tobacco: 0.1%
100,000	Cosan Ltd. (a)	245,000

	Health Care Equipment & Services: 2.9%
75,000	Baxter International, Inc. (United States)	3,841,500
80,000	Olympus Corp. (Japan)	1,305,487
15,000	Waters Corp. (United States) (a)	554,250
		5,701,237
	Hotels, Restaurants & Leisure: 0.5%
28,300	Accor SA (France)	984,941

	Household & Personal Products: 1.5%
100,000	Kao Corp. (Japan)	1,951,240
100,000	Natura Cosmeticos (Brazil)	976,398
		2,927,638
	Insurance: 1.1%
135,000	Aviva PLC (United Kingdom)	418,634
9,000	Muenchener Rueckversicherungs AG (Germany)	1,095,897
42,000	Swiss Reinsurance (Switzerland)	686,215
		2,200,746
	Materials: 10.0%
20,900	Air Liquide (France)	1,699,559
15,500	Linde AG (Germany)	538,315
47,000	Novozymes A/S - Class B (Denmark)	3,400,075
70,000	Nucor Corp. (United States)	2,671,900
50,000	Praxair, Inc. (United States)	3,364,500
60,000	Schnitzer Steel Industries, Inc. (United States)	1,883,400
46,000	Sonoco Products Co. (United States)	965,080
342,000	Svenska Cellulosa AB - Class B (Sweden)	2,595,673
600,000	Teijin Ltd. (Japan)	1,310,970
50,000	Umicore (Belgium)	924,021
		19,353,493
	Media: 0.8%
100,000	British Sky Broadcasting Group PLC (United Kingdom)	620,667
140,000	Reed Elsevier PLC (United Kingdom)	1,003,801
		1,624,468
	Pharmaceuticals & Biotechnology: 8.8%
50,000	H.Lundbeck A/S (Denmark)	853,070
60,000	Johnson & Johnson (United States)	3,156,000
160,000	Novartis AG (Switzerland)	6,053,370
27,600	Novo-Nordisk A/S - ADR (Denmark)	1,324,248
95,000	Novo-Nordisk A/S - Class B (Denmark)	4,554,859
7,500	Roche Holding AG (Switzerland)	1,029,376
		16,970,923
	Real Estate: 1.4%
75,000	British Land Co. PLC (United Kingdom)	387,526
65,000	Potlatch Corp. (United States)	1,507,350
115,000	ProLogis (United States)	747,500
		2,642,376
	Retailing: 4.7%
45,000	Hennes & Mauritz AB - Class B (Sweden)	1,687,056
700,000	Kingfisher PLC (United Kingdom)	1,500,457
200,000	Marks & Spencer Group PLC (United Kingdom)	847,917
275,000	Staples, Inc. (United Kingdom)	4,980,250
		9,015,680
	Semiconductors & Semiconductor Equipment: 1.9%
115,000	Applied Materials, Inc. (United States)	1,236,250
160,000	Intel Corp. (United States)	2,408,000
		3,644,250
	Software & Services: 5.6%
75,000	Adobe Systems, Inc. (United States) (a)	1,604,250
111,000	Autodesk, Inc. (a) (United States)	1,865,910
19,000	Google, Inc. (a) (United States)	6,613,140
30,000	VMware, Inc. (a) (United States)	708,600
		10,791,900
	Technology Hardware & Equipment: 11.4%
118,800	Agilent Technologies, Inc. (United States) (a)	1,825,956
99,950	Canon, Inc. (Japan)	2,913,725
115,000	Cisco Systems, Inc. (a) (United States)	1,928,550
92,000	Dell, Inc. (United States) (a)	872,160
25,000	Echelon Corp. (a) (United States)	202,250
84,000	Ericsson Telephone Co. - ADR (United States)	679,560
62,300	Hewlett-Packard Co. (United States)	1,997,338
46,000	International Business Machines Corp. (United States)	4,456,940
65,000	Johnson Matthay	690,693
15,000	Itron, Inc. (United States) (a)	710,250
87,000	Netapp, Inc. (United States) (a)	1,291,080
248,000	Nokia OYJ - ADR (Finland)	2,894,160
7,000	Sunpower Corp. - Class A (United States) (a)	166,460
70,000	Tandberg ASA (Norway)	1,028,913
78,900	Xerox Corp. (United States) (a)	358,995
		22,017,030
	Telecommunication Services: 1.9%
3,300	Swisscom AG (Switzerland)	926,564
135,000	Telefonica SA (Spain)	2,692,085
		3,618,649
	Transportation: 3.4%
45,000	Canadian Pacific Railway Ltd. (Canada) (a)	1,339,150
98,000	Deutsche Post AG (Germany)	1,055,968
37,000	East Japan Railway Co. (Japan)	1,928,966
80,000	Mitsui OSK Lines Ltd. (Japan)	395,916
375,000	MTR Corp. (Hong Kong)	901,223
55,000	TNT NV (Netherlands)	942,723
		6,563,946
	Utilities: 6.1%
35,000	EDF Energies Nouvelles SA (France)	1,318,297
145,000	EDP Renovaveis SA (Spain) (a)	1,184,338
500,000	Iberdrola Renovables (Spain) (a)	2,070,872
110,000	National Grid PLC (United Kingdom)	844,852
40,000	Oest Elektrizitats (Austria)	1,518,110
24,000	Ormat Technologies, Inc. (United States)	659,040
50,000	Portland General Electric Co. (United States)	879,500
40,000	Red Electrica De Espana (Spain)	1,562,603
127,000	Severn Trent PLC (United Kingdom)	1,802,363
		11,839,975
	TOTAL COMMON STOCKS
	(Cost $223,829,673)	163,256,851

	PREFERRED STOCK: 1.7%
	Household & Personal Products: 1.7%
120,000	Henkel KGaA (Germany)	3,261,966
	TOTAL PREFERRED STOCK
	(Cost $3,789,377)	3,261,966

Principal
Amount		Value
	SHORT-TERM INVESTMENTS: 16.7%
	Certificate of Deposits: 1.6%
	New Resource Bank
300,000	1.780%, 04/23/2009	300,000
500,000	1.780%, 07/23/2009	500,000
108,563	2.250%, 12/22/2009	108,563
315,864	2.180%, 02/18/2010	315,864
	Self-Help Credit Union
100,000	3.050%, 08/20/2009	100,000
	Shorebank
200,000	2.210%, 04/23/2009	200,000
100,000	2.330%, 05/28/2009	100,000
286,650	2.850%, 08/13/2009	286,650
200,000	2.950%, 10/16/2009	200,000
95,000	2.900%, 11/05/2009	95,000
95,000	3.000%, 01/20/2010	95,000
209,000	1.470%, 02/18/2010	209,000
100,000	1.470%, 02/25/2010	100,000
300,000	1.460%, 03/25/2010	300,000
	Wainwright Bank
100,000	2.230%, 01/17/2010	100,000
		3,010,077

	Money Market: 15.1%
29,283,292	Fidelity Money Market Portfolio	29,283,292
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $32,293,369)	32,293,369

14,651,827	TOTAL INVESTMENTS IN SECURITIES: 102.7%
	(Cost 259,912,419)	198,812,186
	Liabilities in Excess of Other Assets: (2.7)%	(5,261,296)
	TOTAL NET ASSETS: 100.0%	$193,550,890

ADR	American Depository Receipt
(a)	Non Income Producing

The cost basis of investments for federal income tax purposes at March 31, 2009 was as follows+:

Cost of investments	$259,912,419
Gross unrealized appreciation	14,776,229
Gross unrealized depreciation	(75,876,462)
Net unrealized depreciation	$(61,100,233)

+Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Portfolio 21 Fund
FAS 157 - Summary of Fair Value Exposure at March 31, 2009

In September 2006, the Financial Accounting Standards Board issued Standard No. 157, "Fair Value Measurements" ("FAS 157") effective for fiscal years beginning after November 15, 2007. FAS 157 clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosure about the use of fair value measurements in an effort to make the measurement of fair value more consistent and comparable. Portfolio 21 Fund has adopted FAS 157 effective July 1, 2008. A summary of the fair value hierarchy under FAS 157 is described below:

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value Portfolio 21 net assets as of March 31, 2009:

Description	Investments in Securities
Level 1 - Quoted prices	$95,404,315
Level 2 - Other significant observable inputs	103,407,871
Level 3 - Significant unobservable inputs	-
Total	$198,812,186

Country	Percent of Net Assets

AUSTRALIA	0.65%
AUSTRIA	0.78%
BELGIUM	0.48%
BERMUDA	0.13%
BRAZIL	0.50%
CANADA	1.14%
DENMARK	6.19%
FINLAND	1.50%
FRANCE	3.90%
GERMANY	3.80%
HONG KONG	0.47%
ITALY	0.31%
JAPAN	7.98%
NETHERLANDS	1.26%
NORWAY	0.53%
SINGAPORE	0.14%
SPAIN	4.58%
SWEDEN	5.63%
SWITZERLAND	5.57%
UNITED KINGDOM	6.33%
UNITED STATES	50.85%
Liabilities in Excess of Other Assets	-2.72%
100.0%

Item 2. Controls and Procedures.

(a)
The Registrant’s President/Chief Executive Officer and Treasurer/Chief Financial Officer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Professionally Managed Portfolios

By (Signature and Title)      /s/Robert M. Slotky
Robert M. Slotky, President

Date  May 26, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*    /s/Robert M. Slotky
Robert M. Slotky, President

            Date  May 26, 2009

By (Signature and Title)*    /s/Eric W. Falkeis
Eric W. Falkeis, Treasurer

Date  May 29, 2009

* Print the name and title of each signing officer under his or her signature.